REAL ESTATE INVESTMENTS - Finite-Lived Intangible Assets, Future Amortization (FY) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate [Line Items]
2021	$ 1,877,826
2022	787,228
2023	709,832
Net amount	$ 4,313,799	$ 5,127,788	$ 7,700,000
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
Weighted-Average Remaining Amortization Period	9 years 4 months 24 days	9 years 4 months 24 days
Tenant Origination and Absorption Costs
Real Estate [Line Items]
2021	$ 2,682,533	$ 3,801,383
2022	1,805,532	2,628,700
2023	1,689,428	1,751,653
2024	1,311,545	1,625,159
2025	601,734	1,242,973
Thereafter	2,659,530	3,046,229
Net amount	$ 12,359,689	$ 14,096,097	21,261,362
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
Weighted-Average Remaining Amortization Period	7 years 1 month 6 days	7 years 1 month 6 days
Above-Market Lease Intangibles
Real Estate [Line Items]
2021	$ 129,823	$ 129,823
2022	127,174	129,823
2023	122,543	127,174
2024	115,996	122,543
2025	78,557	115,995
Thereafter	116,927	195,484
Net amount	$ 755,929	$ 820,842	1,251,734
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
Weighted-Average Remaining Amortization Period	6 years 9 months 18 days	7 years 2 months 12 days
Below-Market Lease Intangibles
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
2021	$ (1,217,029)	$ (1,462,730)
2022	(921,169)	(1,217,076)
2023	(917,750)	(921,169)
2024	(917,750)	(917,750)
2025	(912,347)	(917,750)
Thereafter	(6,216,928)	(7,129,262)
Net amount	$ (11,830,587)	$ (12,565,737)	$ (14,591,359)
Weighted-Average Remaining Amortization Period	11 years 10 months 24 days	12 years 2 months 12 days